Reportable Segments (Details) - Schedule of segments commencing from the date of acquisitions - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reportable Segments (Details) - Schedule of segments commencing from the date of acquisitions [Line Items]
Revenues	$ 26,331	$ 23,374	$ 22,664
Operating income	6,828	5,463	5,040
Billing and Related Services [Member]
Reportable Segments (Details) - Schedule of segments commencing from the date of acquisitions [Line Items]
Revenues	14,355	14,628	16,547
Operating income	4,818	4,412	4,254
Messaging [Member]
Reportable Segments (Details) - Schedule of segments commencing from the date of acquisitions [Line Items]
Revenues	11,976	8,746	6,117	[1]
Operating income	$ 2,010	$ 1,051	$ 786	[1]

[1]	The results of operations reported for the year ended December 31, 2019, include the results of operations of Messaging commencing the second quarter of 2019 (see Note 1a(3)).